Average Annual Total Returns	12 Months Ended
Jan. 31, 2012
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.69%
Five Years	6.83%
Ten Years	5.79%
Inception Date	Jun. 27, 1980
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.80%
Five Years	6.94%
Ten Years	5.89%
Inception Date	Feb. 12, 2001
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.13%
Five Years	6.11%
Ten Years	6.83%
Inception Date	Dec. 27, 1978
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.24%
Five Years	6.24%
Ten Years	6.94%
Inception Date	Nov. 12, 2001
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.52%
Five Years	6.85%
Ten Years	6.18%
Inception Date	Nov. 01, 1993
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.63%
Five Years	6.97%
Ten Years	6.29%
Inception Date	Feb. 12, 2001
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.80%
Five Years	7.63%
Ten Years	6.30%
Inception Date	Oct. 28, 1991
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.91%
Five Years	7.77%
Ten Years	6.44%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	17.18%
Five Years	8.41%
Ten Years	7.82%
Inception Date	Jul. 09, 1973
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	17.30%
Five Years	8.53%
Ten Years	7.93%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	29.28%
Five Years	10.64%
Ten Years	8.72%
Inception Date	May 19, 1986
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	29.41%
Five Years	10.78%
Ten Years	8.87%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.76%
Five Years	4.63%
Ten Years	4.01%
Inception Date	Dec. 31, 1987
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.86%
Five Years	4.74%
Ten Years	4.10%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.93%
Five Years	4.28%
Ten Years	4.01%
Inception Date	Oct. 29, 1982
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.02%
Five Years	4.39%
Ten Years	4.11%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.06%
Five Years	4.43%
Ten Years	4.15%
Inception Date	Sep. 30, 1997
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.26%
Five Years	4.15%
Ten Years	3.76%
Inception Date	Oct. 28, 1991
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.36%
Five Years	4.26%
Ten Years	3.88%
Inception Date	Feb. 13, 2001
Return After Taxes on Distributions | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.09%
Five Years	5.02%
Ten Years	3.96%
Return After Taxes on Distributions | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.52%
Five Years	3.29%
Ten Years	4.00%
Return After Taxes on Distributions | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.54%
Five Years	4.77%
Ten Years	4.16%
Return After Taxes on Distributions | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.18%
Five Years	5.90%
Ten Years	4.49%
Return After Taxes on Distributions | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	14.87%
Five Years	6.22%
Ten Years	5.64%
Return After Taxes on Distributions | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	26.69%
Five Years	8.53%
Ten Years	6.63%
Return After Taxes on Distributions | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.10%
Five Years	3.40%
Ten Years	2.71%
Return After Taxes on Distributions | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.87%
Five Years	2.83%
Ten Years	2.51%
Return After Taxes on Distributions | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.96%
Five Years	2.93%
Ten Years	2.60%
Return After Taxes on Distributions | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.83%
Five Years	3.09%
Ten Years	2.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.01%
Five Years	4.79%
Ten Years	3.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.59%
Five Years	3.49%
Ten Years	4.11%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.26%
Five Years	4.68%
Ten Years	4.12%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.03%
Five Years	5.68%
Ten Years	4.42%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.23%
Five Years	5.87%
Ten Years	5.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.40%
Five Years	8.01%
Ten Years	6.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.84%
Five Years	3.25%
Ten Years	2.66%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.30%
Five Years	2.80%
Ten Years	2.53%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.39%
Five Years	2.90%
Ten Years	2.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.47%
Five Years	2.96%
Ten Years	2.51%
Barclays Capital U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	29.93%
Five Years	11.00%
Ten Years	8.95%
Barclays Capital U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	29.93%
Five Years	11.00%
Ten Years	8.95%
Barclays Capital U.S. Corporate High-Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.98%
Five Years	7.54%
Ten Years	8.85%
Barclays Capital U.S. Corporate High-Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.98%
Five Years	7.54%
Ten Years	8.85%
Barclays Capital U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.90%
Five Years	6.95%
Ten Years	5.83%
Barclays Capital U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.90%
Five Years	6.95%
Ten Years	5.83%
Barclays Capital U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.38%
Five Years	4.81%
Ten Years	4.00%
Barclays Capital U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.38%
Five Years	4.81%
Ten Years	4.00%
Barclays Capital U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.21%
Five Years	4.76%
Ten Years	4.05%
Barclays Capital U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.21%
Five Years	4.76%
Ten Years	4.05%
Barclays Capital U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.04%
Five Years	5.29%
Ten Years	4.90%
Barclays Capital U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.04%
Five Years	5.29%
Ten Years	4.90%
Barclays Capital U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.04%
Five Years	5.29%
Ten Years	4.90%
Barclays Capital U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.22%
Five Years	8.56%
Ten Years	6.71%
Barclays Capital U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.22%
Five Years	8.56%
Ten Years	6.71%
Barclays Capital U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.21%
Five Years	7.34%
Ten Years	6.85%
Barclays Capital U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.21%
Five Years	7.34%
Ten Years	6.85%
Barclays Capital U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.42%
Five Years	7.94%
Ten Years	7.69%
Barclays Capital U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.42%
Five Years	7.94%
Ten Years	7.69%